USCF Daily Target 2X Copper Index ETF
Schedule of Investments
September 30, 2025 (Unaudited)
SHORT-TERM INVESTMENTS - 80.7%
Money Market Funds - 80.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(a)	1,798,854	$1,798,854

TOTAL SHORT-TERM INVESTMENTS (Cost $1,798,854)		1,798,854

TOTAL INVESTMENTS - 80.7% (Cost $1,798,854)		$1,798,854
Other Assets in Excess of Liabilities - 19.3%		429,845
TOTAL NET ASSETS - 100.0%		$2,228,699

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

USCF Daily Target 2X Copper Index ETF
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

FUTURES CONTRACTS - 11.4%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Copper(a)	12	12/29/2025	$1,456,950	$83,345
Copper(a)	11	03/27/2026	1,353,000	75,011
Copper(a)	11	05/27/2026	1,362,350	90,699
Micro Copper(a)	8	11/25/2025	97,130	2,260
Micro Copper(a)	14	02/25/2026	172,200	2,280
				253,595

Net Unrealized Appreciation (Depreciation)				$253,595

Percentages are stated as a percent of net assets.

(a)	All or a portion of the investment is a holding of the USCF Copper Cayman Subsidiary.